Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated January 24, 2025 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2024, as supplemented
Principal Investment Strategies
The last sentence of the first paragraph under the “Fund Summary—Principal Investment Strategies” section of the Prospectus and the last sentence of the first paragraph under the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section of the Prospectus are each deleted in their entirety and replaced with the following:
“The main strategies and sub‑strategies of the Fund and the Investment Funds are listed below. Such strategies and sub‑strategies may be executed using quantitative, fundamental, or other techniques and may be expanded to include other strategies in the future.”
Principal Investment Risks
The first sentence under the “Fund Summary—Principal Investment Risks—Investment and Trading Risks in General—Liquidity Risk” section of the Prospectus is deleted in its entirety and replaced with the following:
“Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, privately placed securities, credit instruments, and/or commodity-related investments may be difficult to sell, or illiquid, particularly during times of market turmoil.”
The second sentence under the “More on the Fund’s Investment Strategies, Investments, and Risks—Principal Investment Risks—Investment and Trading Risks in General—Liquidity Risk” section of the Prospectus is deleted in its entirety and replaced with the following:
“Although most of the Fund’s investments must be liquid at the time of investment, the Fund also invests in less liquid and illiquid securities, such as restricted, distressed, non‑exchange traded, privately placed securities, credit instruments, and/or commodity-related investments.”
The first sentence under the “Fund Summary—Principal Investment Risks—Risks Associated with Adviser, Sub‑Advisers, and the Operation of the Fund—Conflicts of Interest Risk—Financial Interests in Service Providers” section of the Prospectus and the first sentence under the “More on the Fund’s Investment Strategies, Investments, and Risks—Principal Investment Risks—Risks Associated with Adviser, Sub‑Advisers, and the Operation of the Fund—Conflicts of Interest Risk—Financial Interests in Service Providers” section of the Prospectus are each deleted in their entirety and replaced with the following:
“From time to time, the Adviser or Sub‑Advisers and their affiliates have financial interests in certain service providers to the Fund.”
The paragraph under the “Fund Summary—Principal Investment Risks—Risks Associated with Adviser, Sub‑Advisers, and the Operation of the Fund—Conflicts of Interest Risk—Financial Interests in Sub‑Advisers” section of the Prospectus and under the “More on the Fund’s Investment Strategies, Investments, and Risks—Principal Investment Risks—Risks Associated with Adviser, Sub‑Advisers, and the Operation of the Fund—Conflicts of Interest Risk—Financial Interests in Sub‑Advisers” section of the Prospectus are each deleted in their entirety and replaced with the following:
“The Adviser and its affiliates have financial interests in asset managers that sub‑advise the Fund. Any allocation by the Adviser to such a sub‑adviser directly or indirectly benefits Blackstone and any redemption or reduction of such allocation would, directly or indirectly, be detrimental to Blackstone, creating potential conflicts of interest for the Adviser in making allocation decisions for the Fund.”
Removal of Sub‑Adviser
Effective immediately, Magnetar Asset Management LLC (“Magnetar”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Magnetar have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Magnetar in the Fund’s Prospectus are removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated January 24, 2025 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2024, as supplemented
Principal Investment Strategies
The last sentence of the first paragraph under the “Fund Summary—Principal Investment Strategies” section of the Prospectus and the last sentence of the first paragraph under the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section of the Prospectus are each deleted in their entirety and replaced with the following:
“The main strategies and sub‑strategies of the Fund and the Investment Funds are listed below. Such strategies and sub‑strategies may be executed using quantitative, fundamental, or other techniques and may be expanded to include other strategies in the future.”
Principal Investment Risks
The first sentence under the “Fund Summary—Principal Investment Risks—Investment and Trading Risks in General—Liquidity Risk” section of the Prospectus is deleted in its entirety and replaced with the following:
“Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, privately placed securities, credit instruments, and/or commodity-related investments may be difficult to sell, or illiquid, particularly during times of market turmoil.”
The second sentence under the “More on the Fund’s Investment Strategies, Investments, and Risks—Principal Investment Risks—Investment and Trading Risks in General—Liquidity Risk” section of the Prospectus is deleted in its entirety and replaced with the following:
“Although most of the Fund’s investments must be liquid at the time of investment, the Fund also invests in less liquid and illiquid securities, such as restricted, distressed, non‑exchange traded, privately placed securities, credit instruments, and/or commodity-related investments.”
The first sentence under the “Fund Summary—Principal Investment Risks—Risks Associated with Adviser, Sub‑Advisers, and the Operation of the Fund—Conflicts of Interest Risk—Financial Interests in Service Providers” section of the Prospectus and the first sentence under the “More on the Fund’s Investment Strategies, Investments, and Risks—Principal Investment Risks—Risks Associated with Adviser, Sub‑Advisers, and the Operation of the Fund—Conflicts of Interest Risk—Financial Interests in Service Providers” section of the Prospectus are each deleted in their entirety and replaced with the following:
“From time to time, the Adviser or Sub‑Advisers and their affiliates have financial interests in certain service providers to the Fund.”
The paragraph under the “Fund Summary—Principal Investment Risks—Risks Associated with Adviser, Sub‑Advisers, and the Operation of the Fund—Conflicts of Interest Risk—Financial Interests in Sub‑Advisers” section of the Prospectus and under the “More on the Fund’s Investment Strategies, Investments, and Risks—Principal Investment Risks—Risks Associated with Adviser, Sub‑Advisers, and the Operation of the Fund—Conflicts of Interest Risk—Financial Interests in Sub‑Advisers” section of the Prospectus are each deleted in their entirety and replaced with the following:
“The Adviser and its affiliates have financial interests in asset managers that sub‑advise the Fund. Any allocation by the Adviser to such a sub‑adviser directly or indirectly benefits Blackstone and any redemption or reduction of such allocation would, directly or indirectly, be detrimental to Blackstone, creating potential conflicts of interest for the Adviser in making allocation decisions for the Fund.”
Removal of Sub‑Adviser
Effective immediately, Magnetar Asset Management LLC (“Magnetar”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Magnetar have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Magnetar in the Fund’s Prospectus are removed.